UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22658

Nuveen Real Asset Income and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments

Nuveen Real Asset Income and Growth Fund (JRI)
September 30, 2014(Unaudited)

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS - 136.5% (98.5% of Total Investments)
	COMMON STOCKS - 69.1% (49.9% of Total Investments)
	Air Freight & Logistics - 0.1%
8,637	BPost SA	$ 206,179
	Commercial Services & Supplies - 0.7%
1,811,655	K-Green Trust	1,476,931
	Electric Utilities - 3.0%
75,473	Alupar Investimento SA	532,188
2,487	AusNet Services	2,972
3,272	Brookfield Infrastructure Partners LP	124,336
21,803	CPFL Energia SA	339,037
98,148	EDP Energias do Brasil S.A	398,166
4,446	Hafslund ASA, Class B Shares	34,531
1,524,920	HK Electric Investments Limited	1,003,540
24,244	Scottish and Southern Energy PLC	608,020
30,654	Southern Company	1,338,047
174,838	Spark Infrastructure Group	281,666
2,533	Terna-Rete Elettrica Nazionale SpA	12,740
167,653	Transmissora Alianca de Energia Eletrica SA	1,354,101
	Total Electric Utilities	6,029,344
	Gas Utilities - 0.6%
25,451	AmeriGas Partners, LP	1,161,075
	Health Care Providers & Services - 0.0%
515	Leisureworld Senior Care Corporation	6,166
	Independent Power & Renewable Electricity Producers - 3.3%
42,658	Brookfield Renewable Energy Partners LP	1,299,789
15,637	Pattern Energy Group Inc.	483,496
486,108	TransAlta Renewables Inc.	5,034,915
	Total Independent Power & Renewable Electricity Producers	6,818,200
	Multi-Utilities - 7.4%
1,183,899	Duet Group	2,518,848
220,122	GDF Suez	5,521,580
55,819	National Grid PLC, Sponsored ADR	4,012,270
475,957	Redes Energeticas Nacionais SA	1,605,091
26,605	TECO Energy, Inc.	462,395
502,079	Vector Limited	1,050,420
	Total Multi-Utilities	15,170,604
	Oil, Gas & Consumable Fuels - 7.0%
17,427	Arc Logistics Partners LP	442,646
182,365	BlueKnight Energy Partners LP	1,502,688
27,092	Buckeye Partners L.P	2,157,607
10,666	Crestwood Midstream Partners LP	241,798
31,687	DCP Midstream Partners LP	1,725,357
21,160	El Paso Pipeline Partners, LP	849,786
2,039	Enbridge Energy Partners LP	79,215
44,450	Kinder Morgan, Inc.	1,704,213
3,212	OneOK Partners Limited Partnership	179,744
25,054	TC Pipelines LP	1,696,406
165,268	Veresen Inc.	2,513,071
2,311	VTTI Energy Partners LP	57,914
20,825	Williams Partners LP	1,104,766
	Total Oil, Gas & Consumable Fuels	14,255,211
	Real Estate Investment Trust - 39.9%
49,124	American Realty Capital Properties Inc,	592,435
275,948	Apollo Commercial Real Estate Finance, Inc.	4,335,143
277,752	Armada Hoffler Properties Inc.	2,521,988
31,068	Artis Real Estate Investment Trust	424,707
298,142	Ascendas Real Estate Investment Trust	525,844
114,288	Blackstone Mortgage Trust Inc, Class A	3,097,205
115,947	Campus Crest Communities Inc.	742,061
245,261	CapitaMall Trust	367,209
17,195	CBL & Associates Properties Inc.	307,791
204,115	Colony Financial Inc.	4,568,094
26,978	Cominar Real Estate Investment Trust	455,274
75,550	Corrections Corporation of America	2,595,898
45,963	Entertainment Properties Trust	2,329,405
93,494	Excel Trust Inc.	1,100,424
153,014	Franklin Street Properties Corporation	1,716,817
101,287	Geo Group Inc.	3,871,189
44,379	Health Care REIT, Inc.	2,767,918
34,333	Healthcare Trust of America Inc., Class A	398,263
41,367	HealthLease Properties REIT	522,282
967	Home Properties New York, Inc.	56,318
211,873	Independence Realty Trust	2,050,931
237,694	Inland Real Estate Corporation	2,355,548
82,128	Investors Real Estate Trust	632,386
136,683	Lexington Corporate Properties Trust	1,338,127
96,463	Liberty Property Trust	3,208,359
46,960	LTC Properties Inc.	1,732,354
287,180	Mapletree Logistics Trust	260,009
270,773	Medical Properties Trust Inc.	3,319,677
19,797	Monmouth Real Estate Investment Corporation	200,346
143,868	Newcastle Investment Corporation	1,824,246
107,179	Northstar Realty Finance Corporation	1,893,853
421,047	Parkway Life Real Estate Investment Trust	762,420
289,077	Physicians Realty Trust	3,966,136
626,266	Pure Industrial Real Estate Trust	2,477,216
552,458	Retrocom Real Estate Investment Trust	2,106,340
37,491	Sabra Health Care Real Estate Investment Trust Inc.	911,781
171,255	Scentre Group	491,811
69,310	Select Income REIT	1,666,906
90,072	Senior Housing Properties Trust	1,884,306
61,754	Spirit Realty Capital Inc.	677,441
112,052	STAG Industrial Inc.	2,320,597
174,985	Starwood Property Trust Inc.	3,842,671
589,174	Suntec Real Estate Investment Trust	812,845
1,436,495	TF Administradora Industrial S de RL de CV	3,164,877
34,049	Universal Health Realty Income Trust	1,419,162
58,612	Urstadt Biddle Properties Inc.	1,189,824
23,913	WP Carey Inc.	1,524,932
16,260	WPT Industrial Real Estate Investment Trust	163,413
	Total Real Estate Investment Trust	81,494,779
	Real Estate Management & Development - 0.8%
88,351	Killam Properties Inc.	816,494
2,025,435	Langham Hospitality Investments Limited	868,619
13,252	Road King Infrastructure Limited	11,878
	Total Real Estate Management & Development	1,696,991
	Transportation Infrastructure - 6.1%
31,575	Grupo Aeroportuario Centro Norte, ADR	1,115,229
3,500,319	Hutchison Port Holdings Trust	2,450,225
1,823	Kobenhavns Lufthavne	869,193
31,109	Macquarie Infrastructure Company LLC	2,074,970
413,441	Sydney Airport	1,545,690
651,480	Transurban Group	4,403,514
	Total Transportation Infrastructure	12,458,821
	Water Utilities - 0.2%
238,628	Inversiones Aguas Metropolitanas SA	365,405
	Total Common Stocks (cost $139,121,786)	141,139,706

Shares	Description (1)	Coupon	Ratings (2)	Value
	CONVERTIBLE PREFERRED SECURITIES - 3.1% (2.2% of Total Investments)
	Electric Utilities - 2.4%
91,892	Exelon Corporation	6.500%	BBB-	$ 4,668,113
4,824	NextEra Energy Inc.	5.799%	N/R	263,342
	Total Electric Utilities			4,931,455
	Real Estate Investment Trust - 0.7%
20,044	Alexandria Real Estate Equities Inc., (3)	7.000%	N/R	539,623
11,024	American Homes 4 Rent	5.000%	N/R	263,033
201	Equity Commonwealth	6.500%	Ba1	4,802
884	Lexington Corporate Properties Trust, Series B	6.500%	N/R	41,919
8,287	Ramco-Gershenson Properties Trust	7.250%	N/R	501,115
	Total Real Estate Investment Trust			1,350,492
	Total Convertible Preferred Securities (cost $6,119,065)			6,281,947

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED - 32.6% (23.5% of Total Investments)
	Electric Utilities - 3.7%
3,160	Alabama Power Company, (4)	6.450%	A3	$ 83,641
7,270	APT Pipelines Limited	7.175%	N/R	664,532
5,754	BGE Capital Trust II	6.200%	Baa1	146,382
61,058	Integrys Energy Group Inc.	6.000%	Baa1	1,565,527
19,288	NextEra Energy Inc.	5.700%	BBB	465,805
56,845	NextEra Energy Inc.	5.000%	BBB	1,223,873
47,215	Pacific Gas & Electric Corporation	6.000%	Baa2	1,369,235
78,504	PPL Capital Funding, Inc.	5.900%	BB+	1,913,928
7,474	SCE Trust I	5.625%	Baa1	175,863
	Total Electric Utilities			7,608,786
	Multi-Utilities - 2.5%
87,000	Dominion Resources Inc.	6.375%	BBB	4,341,300
23,975	DTE Energy Company	6.500%	Baa1	617,836
	Total Multi-Utilities			4,959,136
	Oil, Gas & Consumable Fuels - 1.9%
114,651	Atlas Pipeline Partners LP	8.250%	CCC+	2,946,531
37,551	Nustar Logistics Limited Partnership	7.625%	Ba2	977,828
	Total Oil, Gas & Consumable Fuels			3,924,359
	Real Estate Investment Trust - 24.5%
9,659	American Homes 4 Rent	5.000%	N/R	233,072
453	American Realty Capital Properties Inc.	6.700%	N/R	10,473
15,737	Apartment Investment & Management Company	7.000%	BB-	400,821
71,540	Apartment Investment & Management Company	6.875%	BB-	1,835,001
25,649	Apollo Commercial Real Estate Finance	8.625%	N/R	665,848
24,000	Arbor Realty Trust Incorporated	7.375%	N/R	585,120
197	Brandywine Realty Trust, Series D	6.900%	Ba1	5,025
31,561	Campus Crest Communities	8.000%	N/R	790,603
76,778	Cedar Shopping Centers Inc., Series A	7.250%	N/R	2,007,745
7,521	Chesapeake Lodging Trust	7.750%	N/R	196,298
41,818	Colony Financial Inc.	8.500%	N/R	1,126,577
98,000	Colony Financial Inc.	7.500%	N/R	2,401,098
2,780	Coresite Realty Corporation	7.250%	N/R	70,862
17,153	Corporate Office Properties Trust	7.375%	BB	442,719
4,713	CubeSmart	7.750%	Baa3	124,423
46,890	DDR Corporation	6.500%	Baa3	1,183,504
23,401	DDR Corporation	6.250%	Baa3	573,559
38,607	Digital Realty Trust Inc.	7.375%	Baa3	1,005,712
82	Digital Realty Trust Inc.	6.625%	Baa3	2,067
387	Duke Realty Corporation, Series L	6.600%	Baa3	9,721
20,331	Dupont Fabros Technology	7.875%	Ba2	526,776
931	Dupont Fabros Technology	7.625%	Ba2	23,927
42,565	EPR Properties Inc.	9.000%	BB	1,293,976
10,593	Equity Commonwealth	7.250%	Ba1	272,558
38,181	Equity Lifestyle Properties Inc.	6.750%	N/R	986,215
3,735	Excel Trust Inc.	8.125%	BB	98,417
3,160	First Potomac Realty Trust	7.750%	N/R	82,192
87,340	General Growth Properties	6.375%	B	2,148,564
36,453	Glimcher Realty Trust	7.500%	B1	945,591
64,187	Glimcher Realty Trust	6.875%	B1	1,642,545
9,610	Gramercy Property Trust Inc.	7.125%	N/R	241,692
10,387	Hersha Hospitality Trust	8.000%	N/R	273,178
70,322	Hersha Hospitality Trust	6.875%	N/R	1,817,824
87	Hospitality Properties Trust	7.125%	BB	2,229
20,561	Investors Real Estate Trust	7.950%	N/R	537,465
26,147	Kilroy Realty Corporation	6.875%	Ba1	671,978
51,626	Kite Realty Group Trust	8.250%	N/R	1,361,894
22,154	Monmouth Real Estate Investment Corp	7.875%	N/R	582,207
404	National Retail Properties Inc.	6.625%	Baa2	10,456
25,764	National Retail Properties Inc.	5.700%	Baa2	614,471
122,105	Northstar Realty Finance Corporation	8.750%	N/R	3,080,709
46,060	Pebblebrook Hotel Trust	8.000%	N/R	1,220,129
69,211	Pebblebrook Hotel Trust	6.500%	N/R	1,643,761
15,615	Penn Real Estate Investment Trust	8.250%	N/R	413,017
2,659	Penn Real Estate Investment Trust	7.375%	N/R	68,868
15,246	Post Properties, Inc., Series A	8.500%	Baa3	945,252
3,958	PS Business Parks, Inc.	6.875%	Baa2	101,602
393	Rait Financial Trust	7.625%	N/R	9,416
27,385	Rait Financial Trust	7.125%	N/R	675,040
46,304	Retail Properties of America	7.000%	N/R	1,207,608
41,676	Sabra Health Care Real Estate Investment Trust	7.125%	B2	1,070,240
71,343	Saul Centers, Inc.	6.875%	N/R	1,854,918
43,820	SL Green Realty Corporation	6.500%	Ba2	1,109,084
25,964	STAG Industrial Inc.	6.625%	BB	642,609
29,999	Summit Hotel Properties Inc.	9.250%	N/R	824,373
101,284	Summit Hotel Properties Inc.	7.875%	N/R	2,724,540
116,409	Summit Hotel Properties Inc.	7.125%	N/R	3,028,962
127	Sun Communities Inc.	7.125%	N/R	3,279
30,811	Taubman Centers Incorporated, Series K	6.250%	N/R	772,124
4,028	Terreno Realty Corporation	7.750%	N/R	107,346
25,701	Urstadt Biddle Properties	7.125%	N/R	662,058
	Total Real Estate Investment Trust			49,969,338
	Total $25 Par (or similar) Retail Preferred (cost $64,651,229)			66,461,619

Principal
Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS - 20.9% (15.1% of Total Investments)
	Building Products - 0.7%
$ 1,400	Associated Asphalt Partners LLC, 144A	8.500%	2/15/18	B-	$ 1,456,000
	Commercial Services & Supplies - 2.5%
1,250	ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	1,303,125
1,350	Casella Waste Systems Inc.	7.750%	2/15/19	CCC+	1,353,375
1,250	Covanta Holding Corporation	5.875%	3/01/24	Ba3	1,250,000
1,240 CAD	GFL Environmental Corporation, 144A	7.500%	6/18/18	B+	1,130,443
	Total Commercial Services & Supplies				5,036,943
	Construction & Engineering - 0.7%
650	AECOM Technology Corporation, 144A, WI/DD	5.750%	10/15/22	BB-	652,438
5,000 NOK	VV Holding AS, 144A	7.070%	7/10/19	N/R	774,349
	Total Construction & Engineering				1,426,787
	Consumer Finance - 0.2%
500	Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B-	497,500
	Diversified Financial Services - 0.5%
1,150	Jefferies LoanCore LLC Finance Corporation, 144A	6.875%	6/01/20	B	1,112,625
	Diversified Telecommunication Services - 1.0%
1,250	IntelSat Jackson Holdings	6.625%	12/15/22	B-	1,262,500
370	Qualitytech LP/QTS Finance Corp., 144A	5.875%	8/01/22	B+	362,600
500	SBA Communications Corporation, 144A	4.875%	7/15/22	B	480,000
2,120	Total Diversified Telecommunication Services				2,105,100
	Electric Utilities - 1.3%
1,400	Intergen NV, 144A	7.000%	6/30/23	B+	1,347,500
350	NRG Yield Operating LLC, 144A	5.375%	8/15/24	BB+	351,750
950	Star Energy Geothermal Wayang Windu Limited, 144A	6.125%	3/27/20	B+	971,375
2,700	Total Electric Utilities				2,670,625
	Energy Equipment & Services - 1.1%
1,000	Compressco Partners LP / Compressco Finance Corporation, 144A	7.250%	8/15/22	B	1,002,500
1,250	Exterran Partners LP / EXLP Finance Corporation, 144A	6.000%	10/01/22	B1	1,215,625
2,250	Total Energy Equipment & Services				2,218,125
	Gas Utilities - 1.3%
825	Ferrellgas LP	6.750%	1/15/22	B+	804,375
700	LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	745,500
1,165	Suburban Propane Partners LP	5.500%	6/01/24	BB-	1,112,575
2,690	Total Gas Utilities				2,662,450
	Health Care Providers & Services - 1.8%
835	Community Health Systems, Inc., 144A	6.875%	2/01/22	B	868,400
350	HCA Inc.	5.000%	3/15/24	BB+	344,313
1,250	Kindred Healthcare Inc., 144A	6.375%	4/15/22	B-	1,218,750
1,259	Select Medical Corporation	6.375%	6/01/21	B-	1,259,000
3,694	Total Health Care Providers & Services				3,690,463
	Independent Power & Renewable Electricity Producers - 0.3%
700	GenOn Americas Generation LLC	8.500%	10/01/21	BB-	655,375
	Internet Software & Services - 0.5%
950	Equinix Inc.	5.375%	4/01/23	BB	940,500
	Marine - 0.6%
1,180	Navios South American Logistics Inc., Finance US Inc., 144A	7.250%	5/01/22	B+	1,168,200
	Multi-Utilities - 0.5%
600 GBP	RWE AG, Reg S	7.000%	12/31/49	BBB-	1,048,074
	Oil, Gas & Consumable Fuels - 4.6%
1,250	Atlas Pipeline LP Finance	5.875%	8/01/23	B+	1,221,873
1,250	Calumet Specialty Products	7.625%	1/15/22	B+	1,268,750
600	Crestwood Midstream Partners LP	6.125%	3/01/22	BB	601,500
1,000	Global Partners LP/GLP Finance, 144A	6.250%	7/15/22	B+	995,000
1,130	Hiland Partners LP/ Hiland Partners Finance Corp., 144A	5.500%	5/15/22	B	1,098,925
1,365	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B-	1,361,588
1,000	Niska Gas Storage Canada ULC Finance Corporation, 144A	6.500%	4/01/19	B	875,000
250	Rose Rock Midstream LP / Rose Rock Finance Corporation, 144A	5.625%	7/15/22	B1	247,500
900	Summit Midstream Holdings LLC Finance	5.500%	8/15/22	B	882,000
750	Western Refining Inc.	6.250%	4/01/21	B+	750,000
9,495	Total Oil, Gas & Consumable Fuels				9,302,136
	Real Estate Investment Trust - 1.3%
250	Crown Castle International Corporation	5.250%	1/15/23	BB	247,813
1,000	CTR Partnership LP/CareTrust Capital Corporation, 144A	5.875%	6/01/21	B+	1,000,000
1,300	Geo Group Inc.	5.875%	1/15/22	Ba3	1,313,000
2,550	Total Real Estate Investment Trust				2,560,813
	Real Estate Management & Development - 0.4%
750	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB-	753,750
	Road & Rail - 0.9%
1,750	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	1,758,750
	Transportation Infrastructure - 0.7%
20,207 MXN	Concesionaria Mexiquesne SA de CV, 144A	5.950%	12/15/35	BBB	1,515,846
	Total Corporate Bonds (cost $42,980,140)				42,580,062

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS - 1.2% (0.9% of Total Investments)
	Multi-Utilities - 0.6%
$ 1,295	Dominion Resources Inc.	5.750%	10/01/54	BBB	$ 1,309,803
	Oil, Gas & Consumable Fuels - 0.6%
1,200	DCP Midstream LLC, 144A	5.850%	5/21/43	Baa3	1,185,000
$ 2,495	Total Convertible Bonds (cost $2,495,000)				2,494,803

Principal
Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 8.3% (6.0% of Total Investments)
	Commercial Services & Supplies - 1.8%
$ 1,690	AES Gener SA, 144A	8.375%	12/18/73	Ba2	$ 1,901,250
1,615	Royal Capital BV, Reg S	8.375%	N/A (6)	N/R	1,711,835
3,305	Total Commercial Services & Supplies				3,613,085
	Construction & Engineering - 1.6%
3,174	PHBS Limited	6.625%	N/A (6)	N/R	3,221,610
	Electric Utilities - 1.0%
460	Electricite de France, 144A	5.625%	N/A (6)	A3	478,814
366	Electricite de France, 144A	5.250%	N/A (6)	A3	371,948
595	FPL Group Capital Inc.	6.350%	10/01/66	BBB	595,000
330 GBP	NGG Finance PLC, Reg S	5.625%	N/A (6)	BBB	559,054
	Total Electric Utilities				2,004,816
	Energy Equipment & Services - 1.4%
2,005 EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	BB+	2,820,528
	Oil, Gas & Consumable Fuels - 1.0%
2,125	Odebrecht Oil and Gas Finance, 144A	7.000%	N/A (6)	BBB-	2,071,875
	Transportation Infrastructure - 0.1%
250 EUR	Eurogate GmbH	6.750%	N/A (6)	N/R	333,130
	Water Utilities - 1.4%
1,650 GBP	Pennon Group PLC, Reg S	6.750%	N/A (6)	N/R	2,838,869
	Total $1,000 Par (or similar) Institutional Preferred (cost $16,074,716)				16,903,913

Shares	Description (1), (7)				Value
	INVESTMENT COMPANIES - 1.3% (0.9% of Total Investments)
	Diversified Other - 0.5%
511,784	John Laing Infrastructure Fund				$ 997,274
	Gas Utilities - 0.3%
1,606,167	Cityspring Infrastructure Trust				623,229
	Real Estate Management & Development - 0.5%
629,189	Starwood European Real Estate Finance Limited				1,065,910
	Total Investment Companies (cost $2,477,648)				2,686,413
	Total Long-Term Investments (cost $273,919,584)				278,548,463

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS - 2.1% (1.5% of Total Investments)
$ 4,350	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $4,349,956, collateralized by $4,375,000 U.S. Treasury Notes, 2.250%, due 4/30/21, value $4,440,625	0.000%	10/01/14	$ 4,349,956
	Total Short-Term Investments (cost $4,349,956)			4,349,956
	Total Investments (cost $278,269,540) - 138.6%			282,898,419
	Borrowings - (39.9)% (8), (9)			(81,500,000)
	Other Assets Less Liabilities - 1.3% (10)			2,711,453
	Net Assets - 100%			204,109,872

Investments in Derivatives as of September 30, 2014

Futures Contracts outstanding:

					Unrealized
	Contract	Number of	Contract	Notional	Appreciation
Description	Position	Contracts	Expiration	Amount at Value	(Depreciation) (10)
5-Year U.S. Treasury Note	Short	(102)	12/14	$ (12,062,297)	$ 36,378

Interest Rate Swaps outstanding:

Fund	Fixed Rate	Unrealized
Notional	Pay/Receive	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (11)	Date	(Depreciation) (10)
JPMorgan	$ 29,250,000	Receive	1-Month USD-LIBOR-BBA	1.255%	Monthly	12/01/14	12/01/18	$ 474,641
JPMorgan	29,250,000	Receive	1-Month USD-LIBOR-BBA	1.673	Monthly	12/01/14	12/01/20	734,507
$ 58,500,000	$ 1,209,148

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 — Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 141,139,706	$ —	$ —	$ 141,139,706
Convertible Preferred Securities	5,742,324	539,623	—	6,281,947
$25 Par (or similar) Retail Preferred	66,377,978	83,641	—	66,461,619
Corporate Bonds	—	42,580,062	—	42,580,062
Convertible Bonds	—	2,494,803	—	2,494,803
$1,000 Par (or similar) Institutional Preferred	—	16,903,913	—	16,903,913
Investment Companies	2,686,413	—	—	2,686,413
Short-Term Investments:
Repurchase Agreements	—	4,349,956	—	4,349,956
Investments in Derivatives:
Futures Contracts*	36,378	—	—	36,378
Interest Rate Swaps*	—	1,209,148	—	1,209,148
Total	$ 215,982,799	$ 68,161,146	$ —	$ 284,143,945

*Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $279,166,347.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$10,291,063
Depreciation	(6,558,991)

Net unrealized appreciation (depreciation) of investments	$3,732,072

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, Convertible Preferred Securities categorized as Level 2.
(4)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred categorized as Level 2.
(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(6)	Perpetual security. Maturity date is not applicable.
(7)

A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(8)	Borrowings as a percentage of total investments is 28.8%.
(9)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $149,562,408 have been pledged as collateral for Borrowings.

(10)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(11)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
N/A	Not applicable
REIT	Real Estate Investment Trust.
Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside the United States without registering those securities with the Securities and Exchange Commission, Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside of the United States.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NOK	Norwegian Krone
USD-LIBOR-BBA	United States Dollar - London Inter-Bank Offered Rate British Bankers’ Association.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Real Asset Income and Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014